INVENTORIES (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw and packaging materials	$ 1,781	$ 1,589
Products in process	744	781
Finished products	2,619	2,502
Materials in transit and payments on account	149	140
Inventories	$ 5,293	$ 5,012